Consolidated Statement of Cash Flows - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income before tax expense	$ 8,520,297	$ 6,475,284	$ 7,451,711
Reconciliation of net income before taxes and net cash provided by operating activities:
Depreciation of tangible assets and right-of-use assets	886,949	921,705	839,105
Amortization of intangible assets	559,403	479,877	459,576
Impairment losses on loans and other accounts receivable	4,551,160	6,313,302	4,237,381
Net interest income	(12,728,861)	(11,960,526)	(11,285,518)
Accrued dividends	(159,122)	(91,565)	(84,686)
Impairment of investments in associates and joint ventures			225
Net gains on sales of non-current assets held for sale	(33,046)	(108,623)	(18,989)
Gains on sale of property plant and equipment for own-use	(23,436)	(25,449)	(24,249)
Losses on sale of investment property	9,964	16,919	11,962
Gains on biological assets	(34,635)	(29,717)	(22,292)
Valuations and interest from concession agreements	(4,158,048)	(3,737,836)	(3,960,250)
Foreign exchange losses (gains)	(87,235)	(68,097)	109,533
Profit of equity accounted on investments in associates and joint ventures	(300,217)	(220,162)	(229,626)
Net (Gains) or losses on fair value adjustments of:
Derivative financial instruments	(798,187)	(669,306)	(142,075)
Non-current assets held for sale	3,874	1,347	(2,296)
Investment properties	(22,775)	46,924	(19,597)
Biological assets	(28,546)	(15,021)	(18,914)
Changes in operating assets and liabilities:
Trading assets	696,846	(1,109,076)	(584,599)
Other accounts receivable	(621,178)	(95,679)	(374,435)
Derivative financial instruments	43,979	(163,588)	(154,614)
Other assets	(313,453)	(610,889)	(283,186)
Other liabilities and provisions	1,912,622	246,967	143,127
Employee benefits	(8,388)	(49,519)	(93,993)
Loans	(16,024,938)	(11,151,777)	(8,740,036)
Customer deposits	6,916,177	24,613,595	10,409,443
Interbank borrowings and overnight funds	3,218,258	(2,670,489)	2,358,074
Borrowings from development entities	(1,898)	(1,675)	9,115
Borrowings from banks and others	3,509,251	(3,830,694)	(3,197,960)
Interest received	19,423,325	18,153,484	18,507,769
Interest paid	(7,091,527)	(8,699,311)	(7,860,077)
Interest paid on leases	(168,966)	(191,924)	(194,589)
Income tax paid	(1,746,019)	(1,747,763)	(1,610,046)
Net cash provided by operating activities	5,901,630	10,020,718	5,634,994
Cash flows from investing activities:
Acquisition property, plant and equipment for own use and operating lease	(664,506)	(638,263)	(679,016)
Acquisition of investment property	(876)	(1,659)	(2,371)
Additions of cost of biological assets	(27,213)	(21,285)	(20,559)
Additions of concession arrangement rights	(994,639)	(815,349)	(651,355)
Additions of other intangibles assets	(569,920)	(558,978)	(377,471)
Acquisition of investments at FVOCI	(41,292,437)	(34,282,037)	(25,378,675)
Proceeds from sales of investments at FVOCI	35,457,164	31,447,496	23,439,811
Proceeds from sales of own property and equipment	76,726	41,912	77,070
Proceeds from sales of investment properties	67,463	110,782	57,027
Proceeds from sales of biological assets	58,083	48,205	41,114
Proceeds from sales of non-current assets held for sale	76,846	267,303	154,569
Purchases of financial assets at amortized cost	(5,743,019)	(6,508,594)	(3,678,335)
Redemptions of financial assets at amortized cost	6,589,962	4,281,023	3,642,470
Dividends received from investments	368,964	389,649	307,566
Acquisition of investments in associates and joint ventures	(4,539)	(5,333)	(2,789)
Proceeds from sales of investments in associates and joint ventures			6,060
Capitalized leasing cost		(137)	1,357
Business combination, net of cash		(1,340,145)
Net cash used in by investing activities	(6,601,941)	(7,585,410)	(3,063,527)
Cash flows from financing activities:
Dividends paid to shareholders	(1,230,841)	(1,330,241)	(1,266,920)
Dividends paid to non-controlling interest	(913,356)	(946,034)	(804,302)
Issuance of debt securities	2,931,280	5,726,320	3,148,887
Payment of outstanding debt securities	(1,631,318)	(2,185,636)	(1,544,225)
Leases	(472,084)	(429,636)	(362,334)
Redemption of preferred shares	(29,751)	(379,320)
Issuance of common shares	120
Equity transaction		(51,004)	(67,097)
Net cash (used in) provided by financing activities	(1,345,950)	404,449	(895,991)
Effect of foreign currency changes on cash and cash equivalents	4,663,555	1,068,542	40,477
Increase in cash and cash equivalents	2,617,294	3,908,299	1,715,953
Cash and cash equivalents at beginning of year	34,025,535	30,117,236	28,401,283
Cash and cash equivalents at end of year	$ 36,642,829	$ 34,025,535	$ 30,117,236